UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03061

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Putnam Global Natural Resources Fund

100 FEDERAL STREET, BOSTON, MASSACHUSETTS USA 02110
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

ROBERT BURNS, VICE PRESIDENT, 100 FEDERAL ST, MASSACHUSETTS USA 02110

CC:

BRYAN CHEGWIDDEN, ESQ., ROPES & GRAY LLP, 1211 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-292-1000

DATE OF FISCAL YEAR END: 08/31

DATE OF REPORTING PERIOD: 07/01/2019 - 06/30/2020

Putnam Global Natural Resources Fund

LINDE PLC Meeting Date: JUL 26, 2019 Record Date: APR 29, 2019 Meeting Type: ANNUAL
Ticker: LIN Security ID: 74005P104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Wolfgang Reitzle	Management	For	For
2	Elect Stephen F. Angel	Management	For	For
3	Elect Ann-Kristin Achleitner	Management	For	For
4	Elect Clemens A.H. Borsig	Management	For	For
5	Elect Nance K. Dicciani	Management	For	For
6	Elect Thomas Enders	Management	For	For
7	Elect Franz Fehrenbach	Management	For	For
8	Elect Edward G. Galante	Management	For	For
9	Elect Larry D. McVay	Management	For	For
10	Elect Victoria Ossadnik	Management	For	For
11	Elect Martin H. Richenhagen	Management	For	For
12	Elect Robert L. Wood	Management	For	For
13	Ratification of PricewaterhouseCoopers	Management	For	For
14	Authority to Set Auditor's Fees	Management	For	For
15	Authority to Set Price Range for Re-Issuance of Treasury Shares	Management	For	For
16	Advisory Vote on Executive Compensation	Management	For	For
17	Frequency of Advisory Vote on Executive Compensation	Management	1 Year	1 Year

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

REGISTRANT: Putnam Global Natural Resources Fund

BY: /s/Jonathan S. Horowitz

NAME: Jonathan S. Horowitz

TITLE: Executive Vice President, Principal Executive Officer and Compliance Liaison

DATE: AUGUST 19, 2020